Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	500	$47,555
XPO Logistics, Inc. (n)	300	35,760
		83,315
Airlines - 0.2%
Delta Air Lines, Inc.	900	36,189
Southwest Airlines Company	900	41,949
United Airlines Holdings, Inc. (n)	1,000	43,250
		121,388
Auto Components - 0.1%
Luminar Technologies, Inc. (n)	900	30,600
Visteon Corp. (n)	600	75,312
		105,912
Automobiles - 11.0%
Tesla, Inc. (n)	11,600	8,185,772

Banks - 0.2%
JPMorgan Chase & Company	900	114,363

Beverages - 0.1%
Constellation Brands, Inc., Class A	200	43,810
Monster Beverage Corp. (n)	400	36,992
		80,802
Biotechnology - 2.1%
AbbVie, Inc.	1,000	107,150
Amgen, Inc.	300	68,976
Amicus Therapeutics, Inc. (n)	1,400	32,326
Biogen, Inc. (n)	300	73,458
CRISPR Therapeutics AG (n)	1,600	244,976
Inovio Pharmaceuticals, Inc. (n)	2,000	17,700
Ligand Pharmaceuticals, Inc. (n)	300	29,835
Moderna, Inc. (n)	900	94,023
Regeneron Pharmaceuticals, Inc. (n)	500	241,555
Sarepta Therapeutics, Inc. (n)	1,400	238,686
Seagen, Inc. (n)	400	70,056
Sorrento Therapeutics, Inc. (n)	3,900	26,617
TG Therapeutics, Inc. (n)	1,800	93,636
United Therapeutics Corp. (n)	300	45,537
Vertex Pharmaceuticals, Inc. (n)	500	118,170
Vir Biotechnology, Inc. (n)	1,600	42,848
		1,545,549
Capital Markets - 0.8%
Ameriprise Financial, Inc.	200	38,866
The Blackstone Group, Inc., Class A	600	38,886
The Charles Schwab Corp.	2,000	106,080
CME Group, Inc.	300	54,615
The Goldman Sachs Group, Inc.	400	105,484
Interactive Brokers Group, Inc., Class A	600	36,552
Morgan Stanley	1,100	75,383
Morningstar, Inc.	300	69,471
T. Rowe Price Group, Inc.	300	45,417
		570,754
Chemicals - 0.2%
Air Products and Chemicals, Inc.	200	54,644
Corteva, Inc.	800	30,976
The Scotts Miracle-Gro Company	200	39,828
		125,448
Commercial Services & Supplies - 0.5%
Copart, Inc. (n)	1,700	216,325
Waste Connections, Inc.	1,100	112,827
Waste Management, Inc.	400	47,172
		376,324
Communications Equipment - 2.2%
Arista Networks, Inc. (n)	300	87,171
F5 Networks, Inc. (n)	2,000	351,880
Infinera Corp. (n)	6,200	64,976
Lumentum Holdings, Inc. (n)	400	37,920
Motorola Solutions, Inc.	300	51,018
Ubiquiti, Inc.	3,800	1,058,338
		1,651,303
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	400	43,584

Construction Materials - 0.0%
Cemex SAB de CV - ADR (n)	2,000	10,340

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B (n)	300	69,561

Electrical Equipment - 0.9%
Acuity Brands, Inc.	600	72,654
AMETEK, Inc.	400	48,376
FuelCell Energy, Inc. (n)	13,100	146,327
Plug Power, Inc. (n)	5,300	179,723
Sunrun, Inc. (n)	2,800	194,264
		641,344
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	400	52,308
Cognex Corp.	2,500	200,712
FLIR Systems, Inc.	1,000	43,830
IPG Photonics Corp. (n)	600	134,274
Keysight Technologies, Inc. (n)	1,200	158,508
Littelfuse, Inc.	200	50,932
TE Connectivity Ltd.	300	36,321
Zebra Technologies Corp., Class A (n)	450	172,949
		849,834
Energy Equipment & Services - 0.0%
Schlumberger N.V.	1,600	34,928

Entertainment - 4.1%
Activision Blizzard, Inc.	1,900	176,415
Bilibili, Inc. - ADR (n)	4,200	360,024
Electronic Arts, Inc.	1,450	208,220
NetEase, Inc. - ADR	400	38,308
Netflix, Inc. (n)	2,900	1,568,117
Roku, Inc. (n)	800	265,616
Spotify Technology SA (n)	200	62,932
Take-Two Interactive Software, Inc. (n)	400	83,116
The Walt Disney Company (n)	1,400	253,652
Zynga, Inc., Class A (n)	7,000	69,090
		3,085,490
Equity Real Estate Investment Trusts - 0.0%
Crown Castle International Corp.	200	31,838

Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	5,550	2,091,129
Walmart, Inc.	4,400	634,260
		2,725,389
Food Products - 0.1%
Bunge Ltd.	600	39,348
Mondelez International, Inc., Class A	800	46,776
		86,124
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson and Company	200	50,044
Edwards Lifesciences Corp. (n)	1,200	109,476
Intuitive Surgical, Inc. (n)	600	490,860
Masimo Corp. (n)	200	53,676
Novocure Ltd. (n)	900	155,736
Stryker Corp.	400	98,016
Tandem Diabetes Care, Inc. (n)	200	19,136
West Pharmaceutical Services, Inc.	100	28,331
Zimmer Biomet Holdings, Inc.	400	61,636
		1,066,911
Health Care Providers & Services - 0.5%
DaVita, Inc. (n)	800	93,920
Guardant Health, Inc. (n)	300	38,664
HCA Healthcare, Inc.	700	115,122
Molina Healthcare, Inc. (n)	200	42,536
UnitedHealth Group, Inc.	150	52,602
		342,844
Health Care Technology - 0.3%
Cerner Corp.	1,100	86,328
Teladoc Health, Inc. (n)	636	127,175
		213,503
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc. (n)	500	693,355
Hilton Worldwide Holdings, Inc.	400	44,504
Las Vegas Sands Corp.	700	41,720
Marriott International, Inc., Class A	300	39,576
MGM Resorts International	1,200	37,812
Penn National Gaming, Inc. (n)	700	60,459
Restaurant Brands International, Inc.	600	36,666
Starbucks Corp.	5,900	631,182
Yum! Brands, Inc.	800	86,848
		1,672,122
Household Durables - 0.3%
Lennar Corp., Class A	500	38,115
Sony Corp. - ADR	2,100	212,310
		250,425
Insurance - 0.1%
Lemonade, Inc. (n)	200	24,500
Lincoln National Corp.	600	30,186
		54,686
Interactive Media & Services - 8.5%
Alphabet, Inc., Class A (n)	1,500	2,628,960
Alphabet, Inc., Class C (n)	500	875,940
Baidu, Inc. - ADR (n)	2,900	627,096
Facebook, Inc., Class A (n)	3,000	819,480
IAC/InterActiveCorp (n)	1,100	208,285
Match Group, Inc. (n)	1,140	172,357
Pinterest, Inc., Class A (n)	1,200	79,080
Snap, Inc., Class A (n)	2,000	100,140
TripAdvisor, Inc. (n)	1,400	40,292
Twitter, Inc. (n)	4,600	249,090
Zillow Group, Inc., Class C (n)	4,300	558,140
		6,358,860
Internet & Direct Marketing Retail - 11.7%
Alibaba Group Holding Ltd. - ADR (n)	6,550	1,524,381
Amazon.com, Inc. (n)	1,700	5,536,781
Booking Holdings, Inc. (n)	250	556,818
Etsy, Inc. (n)	900	160,119
Expedia Group, Inc.	2,300	304,520
JD.com, Inc. - ADR (n)	800	70,320
Jumia Technologies AG - ADR (n)	5,100	205,785
MercadoLibre, Inc. (n)	100	167,522
Pinduoduo, Inc. - ADR (n)	400	71,068
Wayfair, Inc., Class A (n)	700	158,067
		8,755,381
IT Services - 6.1%
Akamai Technologies, Inc. (n)	2,300	241,477
Cognizant Technology Solutions Corp., Class A	3,700	303,215
DXC Technology Company	900	23,175
Euronet Worldwide, Inc. (n)	300	43,476
Fidelity National Information Services, Inc.	500	70,730
Fiserv, Inc. (n)	2,000	227,720
FleetCor Technologies, Inc. (n)	350	95,490
Gartner, Inc. (n)	300	48,057
Global Payments, Inc.	1,104	237,824
Jack Henry & Associates, Inc.	300	48,597
Mastercard, Inc., Class A	800	285,552
Paychex, Inc.	2,700	251,586
PayPal Holdings, Inc. (n)	3,500	819,700
Sabre Corp.	3,000	36,060
Shopify, Inc., Class A (n)	250	282,988
Snowflake, Inc., Class A (n)	450	126,630
Square, Inc., Class A (n)	3,450	750,858
Twilio, Inc., Class A (n)	600	203,100
VeriSign, Inc. (n)	200	43,280
Visa, Inc., Class A	1,400	306,222
Wix.com Ltd. (n)	350	87,486
		4,533,223
Leisure Products - 0.0%
Peloton Interactive, Inc., Class A (n)	200	30,344

Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc., Class A (n)	100	58,294
Illumina, Inc. (n)	200	74,000
IQVIA Holdings, Inc. (n)	200	35,834
PRA Health Sciences, Inc. (n)	600	75,264
Repligen Corp. (n)	600	114,978
Thermo Fisher Scientific, Inc.	200	93,156
Waters Corp. (n)	400	98,968
		550,494
Machinery - 0.2%
Deere & Company	300	80,715
Lincoln Electric Holdings, Inc.	400	46,500
		127,215
Media - 0.1%
Comcast Corp., Class A	800	41,920

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	3,800	98,876

Multiline Retail - 0.3%
Dollar General Corp.	200	42,060
Dollar Tree, Inc. (n)	400	43,216
Macy's, Inc.	2,900	32,625
Ollie's Bargain Outlet Holdings, Inc. (n)	400	32,708
Target Corp.	300	52,959
		203,568
Oil, Gas & Consumable Fuels - 0.0%
Marathon Oil Corp.	2,600	17,342

Pharmaceuticals - 0.9%
Eli Lilly & Company	250	42,210
Jazz Pharmaceuticals PLC (n)	400	66,020
Johnson & Johnson	1,400	220,332
Merck & Company, Inc.	2,100	171,780
Pfizer, Inc.	2,400	88,344
Sanofi - ADR	800	38,872
Viatris, Inc. (n)	645	12,087
		639,645
Professional Services - 1.2%
Upwork, Inc. (n)	2,700	93,204
Verisk Analytics, Inc.	3,800	788,842
		882,046
Real Estate Management & Development - 0.4%
Redfin Corp. (n)	4,200	288,246

Road & Rail - 0.3%
Lyft, Inc., Class A (n)	2,000	98,260
Uber Technologies, Inc. (n)	3,100	158,100
		256,360
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc. (n)	400	36,684
Analog Devices, Inc.	800	118,184
Applied Materials, Inc.	400	34,520
ASML Holding N.V.	200	97,544
Broadcom, Inc.	100	43,785
Canadian Solar, Inc. (n)	1,300	66,612
Cree, Inc. (n)	500	52,950
Entegris, Inc.	3,100	297,910
Lattice Semiconductor Corp. (n)	3,200	146,624
Marvell Technology Group Ltd.	4,000	190,160
Microchip Technology, Inc.	1,500	207,165
Micron Technology, Inc. (n)	2,300	172,914
Monolithic Power Systems, Inc.	150	54,934
NVIDIA Corp.	5,200	2,715,440
NXP Semiconductors N.V.	1,200	190,812
Qorvo, Inc. (n)	800	133,016
QUALCOMM, Inc.	4,600	700,764
Skyworks Solutions, Inc.	2,300	351,624
SolarEdge Technologies, Inc. (n)	500	159,560
SunPower Corp. (n)	4,800	123,072
Teradyne, Inc.	1,500	179,835
Texas Instruments, Inc.	700	114,891
Universal Display Corp.	200	45,960
		6,234,960
Software - 16.6%
8x8, Inc. (n)	4,200	144,774
Adobe, Inc. (n)	450	225,054
Altair Engineering, Inc., Class A (n)	1,700	98,906
ANSYS, Inc. (n)	250	90,950
Atlassian Corp. PLC, Class A (n)	350	81,855
Autodesk, Inc. (n)	2,050	625,947
Cadence Design Systems, Inc. (n)	1,800	245,574
Check Point Software Technologies Ltd. (n)	1,300	172,783
Cloudera, Inc. (n)	2,400	33,384
Cloudflare, Inc., Class A (n)	3,300	250,767
CommVault Systems, Inc. (n)	1,600	88,592
Coupa Software, Inc. (n)	500	169,455
Crowdstrike Holdings, Inc., Class A (n)	1,900	402,458
CyberArk Software Ltd. (n)	200	32,318
DocuSign, Inc. (n)	1,100	244,530
Dropbox, Inc., Class A (n)	3,100	68,789
Everbridge, Inc. (n)	300	44,721
Fair Isaac Corp. (n)	100	51,104
FireEye, Inc. (n)	2,100	48,426
Five9, Inc. (n)	500	87,200
Fortinet, Inc. (n)	2,200	326,766
Guidewire Software, Inc. (n)	600	77,238
Intuit, Inc.	350	132,947
Microsoft Corp.	5,600	1,245,552
MicroStrategy, Inc., Class A (n)	450	174,847
Nice Ltd. - ADR (n)	400	113,416
Nutanix, Inc., Class A (n)	2,400	76,488
Oracle Corp.	2,500	161,725
Palo Alto Networks, Inc. (n)	1,300	462,007
Paycom Software, Inc. (n)	150	67,837
Paylocity Holding Corp. (n)	600	123,546
Proofpoint, Inc. (n)	1,050	143,231
PTC, Inc. (n)	4,100	490,401
Qualys, Inc. (n)	300	36,561
Salesforce.com, Inc. (n)	10,500	2,336,565
ServiceNow, Inc. (n)	200	110,086
Slack Technologies, Inc., Class A (n)	2,000	84,480
Splunk, Inc. (n)	1,000	169,890
SS&C Technologies Holdings, Inc.	1,000	72,750
Synopsys, Inc. (n)	600	155,544
The Trade Desk, Inc., Class A (n)	250	200,250
Unity Software, Inc. (n)	1,100	168,817
Varonis Systems, Inc. (n)	500	81,805
VMware, Inc., Class A (n)	4,800	673,248
Workday, Inc., Class A (n)	1,400	335,454
Zendesk, Inc. (n)	2,250	322,020
Zoom Video Communications, Inc., Class A (n)	2,100	708,372
Zscaler, Inc. (n)	600	119,826
		12,379,256
Specialty Retail - 5.5%
AutoNation, Inc. (n)	500	34,895
AutoZone, Inc. (n)	200	237,088
Best Buy Company, Inc.	6,800	678,572
Dick's Sporting Goods, Inc.	1,100	61,831
Five Below, Inc. (n)	200	34,996
The Home Depot, Inc.	3,900	1,035,918
Lowe's Companies, Inc.	6,600	1,059,366
Rent-A-Center, Inc.	600	22,974
RH (n)	1,300	581,776
Ross Stores, Inc.	400	49,124
The TJX Companies, Inc.	2,000	136,580
Ulta Beauty, Inc. (n)	600	172,296
		4,105,416
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	16,400	2,176,116
Dell Technologies, Inc., Class C (n)	600	43,974
HP, Inc.	4,800	118,032
NetApp, Inc.	600	39,744
Seagate Technology PLC	1,200	74,592
Western Digital Corp.	800	44,312
		2,496,770
Textiles, Apparel & Luxury Goods - 0.9%
Levi Strauss & Company, Class A	1,800	36,144
Lululemon Athletica, Inc. (n)	1,250	435,038
NIKE, Inc., Class B	1,100	155,617
Ralph Lauren Corp.	700	72,618
		699,417
Trading Companies & Distributors - 0.2%
Fastenal Company	900	43,947
United Rentals, Inc. (n)	300	69,573
		113,520
TOTAL COMMON STOCKS
(cost $43,289,610)		72,952,712

RIGHTS - 0.0%
Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc. (f) (n)	3,000	0

Pharmaceuticals - 0.0%
Bristol-Myers Squibb Company (n)	1,600	1,104
TOTAL RIGHTS
(cost $3,408)		1,104

MONEY MARKET FUND - 0.7%
First American Government Obligations Fund, Class X, 0.04% (y)	572,271	572,271
TOTAL MONEY MARKET FUND
(cost $572,271)		572,271

TOTAL INVESTMENTS - 98.6%
(cost $43,865,289)		73,526,087
Other assets and liabilities, net - 1.4%		1,006,889
TOTAL NET ASSETS - 100.0%		$74,532,976

Percentages for the various classifications are based on net assets.
(f) - Security valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Value determined using significant unobservable inputs.
(n) - Non-income producing security.
(y) - Rate shown in the 7-day effective yield as of December 31, 2020.
ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and money market funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2020, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks*	$72,952,712
Rights	1,104
Money Market Fund	572,271
Total Level 1	73,526,087
Level 2 - None	-
Level 3 - Rights	0
Total	$73,526,087
* Please refer to the Schedule of Investments to view common stocks segregated by industry type.